First Quarter Report
March 31, 2023 (Unaudited)
Columbia
Acorn® Fund
Columbia
Acorn International®
Columbia
Acorn USA®
Columbia
Acorn International SelectSM
Columbia
Thermostat FundSM
Columbia
Acorn European FundSM

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Acorn® Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Communication Services 2.6%
Entertainment 1.3%
Take-Two Interactive Software, Inc.(a)	290,329	34,636,250
Media 1.3%
Trade Desk, Inc. (The), Class A(a)	549,801	33,488,379
Total Communication Services		68,124,629
Consumer Discretionary 17.2%
Auto Components 1.4%
Dorman Products, Inc.(a)	447,119	38,568,485
Broadline Retail 0.8%
Etsy, Inc.(a)	203,287	22,631,942
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.(a)	728,178	56,062,424
Hotels, Restaurants & Leisure 5.5%
Churchill Downs, Inc.	247,102	63,517,569
Planet Fitness, Inc., Class A(a)	316,077	24,549,700
Wingstop, Inc.	316,915	58,179,256
Total		146,246,525
Household Durables 2.7%
Skyline Champion Corp.(a)	760,602	57,220,089
TopBuild Corp.(a)	68,658	14,290,476
Total		71,510,565
Specialty Retail 4.7%
Five Below, Inc.(a)	239,422	49,313,749
Floor & Decor Holdings, Inc., Class A(a)	277,987	27,303,883
Williams-Sonoma, Inc.	392,304	47,727,705
Total		124,345,337
Total Consumer Discretionary		459,365,278
Consumer Staples 2.6%
Consumer Staples Distribution & Retail 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	383,088	29,141,504
Household Products 1.5%
WD-40 Co.	232,936	41,474,255
Total Consumer Staples		70,615,759
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.9%
Energy Equipment & Services 0.4%
ChampionX Corp.	179,225	4,862,374
Helix Energy Solutions Group, Inc.(a)	653,135	5,055,265
Total		9,917,639
Oil, Gas & Consumable Fuels 2.5%
Antero Resources Corp.(a)	816,625	18,855,871
Diamondback Energy, Inc.	331,074	44,751,273
HF Sinclair Corp.	104,327	5,047,340
Total		68,654,484
Total Energy		78,572,123
Financials 7.0%
Banks 1.8%
Lakeland Financial Corp.	295,543	18,512,813
Pinnacle Financial Partners, Inc.	330,352	18,222,216
Western Alliance Bancorp	323,364	11,492,357
Total		48,227,386
Capital Markets 3.4%
Ares Management Corp., Class A	453,078	37,804,828
GCM Grosvenor, Inc., Class A(b)	3,261,587	25,472,995
Houlihan Lokey, Inc., Class A	331,538	29,006,260
Total		92,284,083
Insurance 1.8%
Ryan Specialty Holdings, Inc., Class A(a)	1,167,954	46,998,469
Total Financials		187,509,938
Health Care 17.5%
Biotechnology 3.9%
Exact Sciences Corp.(a)	557,072	37,775,052
Natera, Inc.(a)	922,407	51,212,037
Sarepta Therapeutics, Inc.(a)	108,981	15,020,851
Total		104,007,940
Health Care Equipment & Supplies 2.6%
Inspire Medical Systems, Inc.(a)	111,666	26,137,661
Insulet Corp.(a)	102,505	32,694,995
Outset Medical, Inc.(a)	552,170	10,159,928
Total		68,992,584
2	Columbia Acorn® Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.0%
Amedisys, Inc.(a)	353,937	26,032,066
Chemed Corp.	96,252	51,759,513
P3 Health Partners, Inc., Class A(a),(b)	2,500,000	2,650,000
Total		80,441,579
Life Sciences Tools & Services 8.0%
Bio-Techne Corp.	918,611	68,151,750
Repligen Corp.(a)	340,265	57,287,015
West Pharmaceutical Services, Inc.	255,652	88,575,749
Total		214,014,514
Total Health Care		467,456,617
Industrials 20.4%
Aerospace & Defense 3.5%
Axon Enterprise, Inc.(a)	227,488	51,150,677
Curtiss-Wright Corp.	233,803	41,210,117
Total		92,360,794
Building Products 1.1%
Simpson Manufacturing Co., Inc.	267,300	29,306,772
Commercial Services & Supplies 2.3%
Casella Waste Systems, Inc., Class A(a)	400,169	33,077,969
Rollins, Inc.	789,964	29,647,349
Total		62,725,318
Construction & Engineering 0.9%
WillScot Mobile Mini Holdings Corp.(a)	520,744	24,412,479
Electrical Equipment 2.8%
AMETEK, Inc.	156,657	22,766,962
Atkore, Inc.(a)	207,423	29,138,783
Generac Holdings, Inc.(a)	208,119	22,478,933
Total		74,384,678
Machinery 2.5%
Middleby Corp. (The)(a)	263,679	38,657,978
SPX Technologies, Inc.(a)	393,936	27,804,003
Total		66,461,981
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 4.9%
CoStar Group, Inc.(a)	285,139	19,631,820
Exponent, Inc.	147,903	14,744,450
ICF International, Inc.	330,012	36,202,317
Paycom Software, Inc.(a)	198,308	60,287,615
Total		130,866,202
Trading Companies & Distributors 2.4%
SiteOne Landscape Supply, Inc.(a)	473,575	64,818,210
Total Industrials		545,336,434
Information Technology 18.7%
Communications Equipment 1.2%
Calix, Inc.(a)	589,816	31,608,239
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	228,918	44,613,829
IT Services 3.6%
Endava PLC, ADR(a)	194,368	13,057,642
Globant SA(a)	66,849	10,963,905
MongoDB, Inc.(a)	108,920	25,391,430
VeriSign, Inc.(a)	228,262	48,238,609
Total		97,651,586
Semiconductors & Semiconductor Equipment 4.4%
Lattice Semiconductor Corp.(a)	330,803	31,591,687
Marvell Technology, Inc.	632,927	27,405,739
Monolithic Power Systems, Inc.	90,821	45,459,543
Wolfspeed, Inc.(a)	220,093	14,295,040
Total		118,752,009
Software 7.8%
Atlassian Corp., Class A(a)	206,894	35,414,046
Crowdstrike Holdings, Inc., Class A(a)	64,956	8,915,861
Datadog, Inc., Class A(a)	154,349	11,214,998
Five9, Inc.(a)	331,192	23,941,870
HubSpot, Inc.(a)	69,376	29,744,960
Sprout Social, Inc., Class A(a)	625,411	38,075,022
Workiva, Inc., Class A(a)	285,752	29,263,862
Zscaler, Inc.(a)	272,483	31,834,189
Total		208,404,808
Total Information Technology		501,030,471

Columbia Acorn® Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.9%
Chemicals 2.2%
Albemarle Corp.	103,872	22,959,867
Avient Corp.	878,708	36,167,621
Total		59,127,488
Construction Materials 0.7%
Vulcan Materials Co.	107,121	18,377,679
Containers & Packaging 2.0%
Avery Dennison Corp.	300,436	53,757,013
Total Materials		131,262,180
Real Estate 3.2%
Real Estate Management & Development 3.2%
Colliers International Group, Inc.	517,006	54,569,983
FirstService Corp.	209,311	29,510,758
Total		84,080,741
Total Real Estate		84,080,741
Total Common Stocks (Cost $2,274,158,448)		2,593,354,170

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	78,418,174	78,402,490
Total Money Market Funds (Cost $78,387,030)		78,402,490
Total Investments in Securities (Cost: $2,352,545,478)		2,671,756,660
Other Assets & Liabilities, Net		1,240,041
Net Assets		2,672,996,701

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	75,773,186	251,712,063	(249,093,222)	10,463	78,402,490	(11,950)	794,792	78,418,174
GCM Grosvenor, Inc., Class A
	24,820,677	—	—	652,318	25,472,995	—	358,775	3,261,587
P3 Health Partners, Inc., Class A
	4,600,000	—	—	(1,950,000)	2,650,000	—	—	2,500,000
Total	105,193,863			(1,287,219)	106,525,485	(11,950)	1,153,567

(c)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Acorn® Fund | First Quarter Report 2023

Portfolio of Investments
Columbia Acorn International®, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Australia 5.5%
carsales.com Ltd.	924,880	13,822,366
IDP Education Ltd.	1,784,670	32,888,752
Johns Lyng Group Ltd.	3,025,695	13,044,743
Pro Medicus Ltd.(a)	430,384	18,562,261
Total		78,318,122
Brazil 1.3%
TOTVS SA	3,430,474	19,032,432
Canada 5.7%
Altus Group Ltd.	430,766	18,292,017
ARC Resources Ltd.	1,226,491	13,912,029
Osisko Gold Royalties Ltd.	1,777,362	28,090,605
Richelieu Hardware Ltd.	247,802	6,846,412
Whitecap Resources, Inc.	1,766,691	13,660,319
Total		80,801,382
China 2.1%
Shenzhou International Group Holdings Ltd.	1,351,900	14,181,653
Silergy Corp.	977,000	15,511,426
Total		29,693,079
Denmark 2.8%
ALK-Abello A/S(b)	1,670,674	25,923,362
Netcompany Group AS(b)	362,909	13,244,037
Total		39,167,399
Finland 2.4%
Valmet OYJ	1,028,541	33,390,350
France 1.3%
Edenred	125,704	7,439,762
Robertet SA	11,095	10,564,559
Total		18,004,321
Germany 6.1%
Amadeus Fire AG	57,214	8,613,132
Eckert & Ziegler Strahlen- und Medizintechnik AG	347,570	15,710,296
Hypoport SE(b)	95,379	13,170,675
Jenoptik AG	856,372	29,184,045
Nemetschek SE	293,235	20,242,252
Total		86,920,400
Common Stocks (continued)
Issuer	Shares	Value ($)
India 0.5%
ICICI Prudential Life Insurance Co., Ltd.	1,253,679	6,661,922
Italy 3.8%
Amplifon SpA	959,534	33,257,964
Carel Industries SpA	306,550	8,366,929
Nexi SpA(b)	1,574,414	12,795,486
Total		54,420,379
Japan 14.9%
Aruhi Corp.	914,900	7,357,725
CyberAgent, Inc.	1,414,600	11,985,658
Daiseki Co., Ltd.	953,519	30,308,015
Disco Corp.	222,000	25,825,641
Fuso Chemical Co., Ltd.	572,700	16,364,842
Hikari Tsushin, Inc.	217,728	30,596,566
Hoshizaki Corp.	830,200	30,671,183
Insource Co., Ltd.	733,300	7,502,062
Obic Co., Ltd.	97,500	15,443,370
Seiren Co., Ltd.	597,900	10,557,371
Simplex Holdings, Inc.	794,300	14,703,047
Solasto Corp.	2,012,300	9,672,127
Total		210,987,607
Mexico 3.4%
Corporación Inmobiliaria Vesta SAB de CV	11,645,314	36,642,026
Grupo Aeroportuario del Centro Norte SAB de CV	1,089,909	12,171,658
Total		48,813,684
Netherlands 3.5%
BE Semiconductor Industries NV	131,418	11,486,667
IMCD NV	230,066	37,619,446
Total		49,106,113
New Zealand 2.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,712,023	28,619,716
Norway 0.3%
AutoStore Holdings Ltd.(b),(c)	1,926,241	4,158,305
South Korea 3.9%
Jeisys Medical, Inc.	2,611,263	17,386,725
KEPCO Plant Service & Engineering Co., Ltd.	245,542	7,148,246
Columbia Acorn International® | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Koh Young Technology, Inc.	548,479	7,197,678
Korea Investment Holdings Co., Ltd.	553,211	23,482,105
Total		55,214,754
Spain 0.4%
Befesa SA	118,565	5,387,693
Sweden 8.7%
AddTech AB, B Shares	1,865,897	34,676,737
Dometic Group AB	1,186,295	7,243,825
Hexagon AB, Class B	4,123,484	47,458,855
Munters Group AB	1,570,947	14,510,772
Sectra AB, Class B(b)	1,210,509	18,933,787
Total		122,823,976
Switzerland 3.0%
Belimo Holding AG, Registered Shares	57,289	27,689,317
Inficon Holding AG	13,970	15,150,548
Total		42,839,865
Taiwan 5.8%
Parade Technologies Ltd.	771,000	26,693,454
Sinbon Electronics Co., Ltd.	2,047,000	23,038,347
Universal Vision Biotechnology Co., Ltd.	1,105,550	14,428,674
Voltronic Power Technology Corp.	306,408	17,448,000
Total		81,608,475
United Kingdom 14.7%
Abcam PLC, ADR(b)	539,411	7,260,472
Auto Trader Group PLC	3,252,861	24,811,841
Dechra Pharmaceuticals PLC	785,627	25,721,020
Genus PLC	455,892	16,203,209
Halma PLC	711,700	19,647,552
Intermediate Capital Group PLC	1,439,091	21,721,620
Common Stocks (continued)
Issuer	Shares	Value ($)
Rentokil Initial PLC	2,244,634	16,405,013
Rightmove PLC	5,339,490	37,166,313
Safestore Holdings PLC	1,500,901	17,617,047
Spirax-Sarco Engineering PLC	149,106	21,892,167
Total		208,446,254
United States 2.0%
Inter Parfums, Inc.	199,101	28,320,126
Vietnam 1.5%
Asia Commercial Bank JSC(b)	9,760,665	10,435,294
FPT Corp.	3,258,040	11,001,701
Total		21,436,995
Total Common Stocks (Cost $1,063,852,204)		1,354,173,349

Securities Lending Collateral 0.1%

Dreyfus Government Cash Management Fund, Institutional Shares, 4.705%(d),(e)	494,670	494,670
Total Securities Lending Collateral (Cost $494,670)		494,670

Money Market Funds 4.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(d),(f)	56,917,199	56,905,816
Total Money Market Funds (Cost $56,897,133)		56,905,816
Total Investments in Securities (Cost $1,121,244,007)		1,411,573,835
Obligation to Return Collateral for Securities Loaned		(494,670)
Other Assets & Liabilities, Net		5,357,434
Net Assets		$1,416,436,599

At March 31, 2023, securities and/or cash totaling $452,900 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	279	06/2023	USD	13,887,225	304,959	—
6	Columbia Acorn International® | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at March 31, 2023. The total market value of securities on loan at March 31, 2023 was $471,108.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $4,158,305, which represents 0.29% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	10,828,339	117,069,373	(70,999,518)	7,622	56,905,816	(5,639)	602,403	56,917,199
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International® | First Quarter Report 2023	7

Portfolio of Investments
Columbia Acorn USA®, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 2.5%
Entertainment 1.3%
Take-Two Interactive Software, Inc.(a)	18,608	2,219,934
Media 1.2%
Trade Desk, Inc. (The), Class A(a)	34,894	2,125,394
Total Communication Services		4,345,328
Consumer Discretionary 17.2%
Auto Components 1.4%
Dorman Products, Inc.(a)	28,648	2,471,176
Broadline Retail 0.8%
Etsy, Inc.(a)	12,902	1,436,380
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions, Inc.(a)	46,691	3,594,740
Hotels, Restaurants & Leisure 5.5%
Churchill Downs, Inc.	15,845	4,072,958
Planet Fitness, Inc., Class A(a)	20,366	1,581,827
Wingstop, Inc.	20,321	3,730,529
Total		9,385,314
Household Durables 2.7%
Skyline Champion Corp.(a)	48,750	3,667,463
TopBuild Corp.(a)	4,402	916,232
Total		4,583,695
Specialty Retail 4.7%
Five Below, Inc.(a)	15,327	3,156,902
Floor & Decor Holdings, Inc., Class A(a)	17,643	1,732,896
Williams-Sonoma, Inc.	25,146	3,059,262
Total		7,949,060
Total Consumer Discretionary		29,420,365
Consumer Staples 2.7%
Consumer Staples Distribution & Retail 1.1%
BJ’s Wholesale Club Holdings, Inc.(a)	24,555	1,867,899
Household Products 1.6%
WD-40 Co.	14,938	2,659,711
Total Consumer Staples		4,527,610
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.0%
Energy Equipment & Services 0.4%
ChampionX Corp.	11,473	311,263
Helix Energy Solutions Group, Inc.(a)	41,810	323,609
Total		634,872
Oil, Gas & Consumable Fuels 2.6%
Antero Resources Corp.(a)	52,380	1,209,454
Diamondback Energy, Inc.	21,281	2,876,553
HF Sinclair Corp.	6,678	323,081
Total		4,409,088
Total Energy		5,043,960
Financials 7.0%
Banks 1.8%
Lakeland Financial Corp.	18,950	1,187,028
Pinnacle Financial Partners, Inc.	21,185	1,168,565
Western Alliance Bancorp	20,735	736,922
Total		3,092,515
Capital Markets 3.4%
Ares Management Corp., Class A	29,050	2,423,932
GCM Grosvenor, Inc., Class A	207,001	1,616,678
Houlihan Lokey, Inc., Class A	21,293	1,862,924
Total		5,903,534
Insurance 1.8%
Ryan Specialty Holdings, Inc., Class A(a)	75,164	3,024,599
Total Financials		12,020,648
Health Care 17.7%
Biotechnology 3.9%
Exact Sciences Corp.(a)	35,671	2,418,851
Natera, Inc.(a)	59,124	3,282,564
Sarepta Therapeutics, Inc.(a)	6,984	962,605
Total		6,664,020
Health Care Equipment & Supplies 2.6%
Inspire Medical Systems, Inc.(a)	7,087	1,658,854
Insulet Corp.(a)	6,570	2,095,567
Outset Medical, Inc.(a)	35,392	651,213
Total		4,405,634
8	Columbia Acorn USA® | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 3.0%
Amedisys, Inc.(a)	22,686	1,668,555
Chemed Corp.	6,172	3,318,993
P3 Health Partners, Inc., Class A(a),(b)	158,666	168,186
Total		5,155,734
Life Sciences Tools & Services 8.2%
Bio-Techne Corp.	59,052	4,381,068
DNA Script(a),(c),(d),(e)	1,139	349,500
Repligen Corp.(a)	21,595	3,635,734
West Pharmaceutical Services, Inc.	16,418	5,688,345
Total		14,054,647
Total Health Care		30,280,035
Industrials 20.4%
Aerospace & Defense 3.5%
Axon Enterprise, Inc.(a)	14,581	3,278,538
Curtiss-Wright Corp.	14,997	2,643,371
Total		5,921,909
Building Products 1.1%
Simpson Manufacturing Co., Inc.	17,018	1,865,854
Commercial Services & Supplies 2.3%
Casella Waste Systems, Inc., Class A(a)	25,640	2,119,402
Rollins, Inc.	50,136	1,881,604
Total		4,001,006
Construction & Engineering 0.9%
WillScot Mobile Mini Holdings Corp.(a)	33,473	1,569,214
Electrical Equipment 2.8%
AMETEK, Inc.	9,974	1,449,521
Atkore, Inc.(a)	13,201	1,854,477
Generac Holdings, Inc.(a)	13,209	1,426,704
Total		4,730,702
Machinery 2.5%
Middleby Corp. (The)(a)	16,784	2,460,702
SPX Technologies, Inc.(a)	25,268	1,783,416
Total		4,244,118
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 4.9%
CoStar Group, Inc.(a)	18,282	1,258,716
Exponent, Inc.	9,487	945,759
ICF International, Inc.	20,945	2,297,666
Paycom Software, Inc.(a)	12,709	3,863,663
Total		8,365,804
Trading Companies & Distributors 2.4%
SiteOne Landscape Supply, Inc.(a)	30,056	4,113,765
Total Industrials		34,812,372
Information Technology 18.8%
Communications Equipment 1.2%
Calix, Inc.(a)	37,819	2,026,720
Electronic Equipment, Instruments & Components 1.7%
CDW Corp.	14,654	2,855,918
IT Services 3.7%
Endava PLC, ADR(a)	12,463	837,264
Globant SA(a)	4,279	701,799
MongoDB, Inc.(a)	6,980	1,627,178
VeriSign, Inc.(a)	14,631	3,091,969
Total		6,258,210
Semiconductors & Semiconductor Equipment 4.4%
Lattice Semiconductor Corp.(a)	21,204	2,024,982
Marvell Technology, Inc.	40,684	1,761,617
Monolithic Power Systems, Inc.	5,820	2,913,143
Wolfspeed, Inc.(a)	13,968	907,222
Total		7,606,964
Software 7.8%
Atlassian Corp., Class A(a)	13,261	2,269,885
Crowdstrike Holdings, Inc., Class A(a)	4,175	573,061
Datadog, Inc., Class A(a)	9,891	718,680
Five9, Inc.(a)	21,236	1,535,150
HubSpot, Inc.(a)	4,441	1,904,079
Sprout Social, Inc., Class A(a)	40,080	2,440,070
Workiva, Inc., Class A(a)	18,136	1,857,308
Zscaler, Inc.(a)	17,516	2,046,394
Total		13,344,627
Total Information Technology		32,092,439

Columbia Acorn USA® | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.9%
Chemicals 2.2%
Albemarle Corp.	6,651	1,470,137
Avient Corp.	56,300	2,317,308
Total		3,787,445
Construction Materials 0.7%
Vulcan Materials Co.	6,799	1,166,436
Containers & Packaging 2.0%
Avery Dennison Corp.	19,232	3,441,182
Total Materials		8,395,063
Real Estate 3.1%
Real Estate Management & Development 3.1%
Colliers International Group, Inc.	32,812	3,463,307
FirstService Corp.	13,284	1,872,911
Total		5,336,218
Total Real Estate		5,336,218
Total Common Stocks (Cost $146,252,659)		166,274,038

Securities Lending Collateral 0.0%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 4.705%(f),(g)	115,250	115,250
Total Securities Lending Collateral (Cost $115,250)		115,250

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(f),(h)	4,584,079	4,583,163
Total Money Market Funds (Cost $4,582,239)		4,583,163
Total Investments in Securities (Cost: $150,950,148)		170,972,451
Obligation to Return Collateral for Securities Loaned		(115,250)
Other Assets & Liabilities, Net		54,446
Net Assets		170,911,647

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at March 31, 2023. The total market value of securities on loan at March 31, 2023 was $97,732.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $349,500, which represents 0.20% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $349,500, which represents 0.20% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	349,500

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(g)	Investment made with cash collateral received from securities lending activity.
10	Columbia Acorn USA® | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	4,531,820	16,672,764	(16,621,590)	169	4,583,163	(307)	53,871	4,584,079
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Reorganization
The Board of Trustees approved an Agreement and Plan of Reorganization to reorganize the Fund with and into Columbia Acorn® Fund. Pursuant to applicable law (including the 1940 Act) the reorganization was implemented without shareholder approval. The reorganization occurred on April 21, 2023 and is expected to be a tax-free reorganization for U.S. federal income tax purposes.
Columbia Acorn USA® | First Quarter Report 2023	11

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Australia 3.8%
IDP Education Ltd.	498,540	9,187,333
Brazil 2.3%
TOTVS SA	986,407	5,472,633
Canada 2.3%
CCL Industries, Inc.	111,069	5,517,701
China 6.9%
NetEase, Inc., ADR	71,975	6,365,469
Shenzhou International Group Holdings Ltd.	567,800	5,956,315
Silergy Corp.	269,000	4,270,802
Total		16,592,586
Denmark 2.0%
ALK-Abello A/S(a)	308,031	4,779,627
Finland 4.1%
Valmet OYJ	307,318	9,976,710
Germany 2.7%
Nemetschek SE	93,206	6,434,086
Italy 4.0%
Amplifon SpA	157,413	5,456,019
Nexi SpA(a)	527,233	4,284,898
Total		9,740,917
Japan 13.2%
Disco Corp.	49,500	5,758,420
Hikari Tsushin, Inc.	36,400	5,115,167
Hoshizaki Corp.	150,400	5,556,427
Obic Co., Ltd.	32,300	5,116,111
Recruit Holdings Co., Ltd.	374,800	10,310,388
Total		31,856,513
Mexico 2.3%
Corporación Inmobiliaria Vesta SAB de CV	1,738,756	5,471,003
Netherlands 4.1%
IMCD NV	60,560	9,902,522
New Zealand 4.0%
Fisher & Paykel Healthcare Corp., Ltd.	579,825	9,692,876
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 1.8%
Korea Investment Holdings Co., Ltd.	102,963	4,370,463
Sweden 13.8%
AddTech AB, B Shares	265,178	4,928,197
Hexagon AB, Class B	1,057,459	12,170,726
Sectra AB, Class B(a)	662,356	10,360,028
Sweco AB, Class B	451,411	5,733,193
Total		33,192,144
Switzerland 8.8%
Belimo Holding AG, Registered Shares	19,272	9,314,677
Lonza Group AG, Registered Shares	19,693	11,855,180
Total		21,169,857
Taiwan 6.7%
Parade Technologies Ltd.	236,000	8,170,759
Voltronic Power Technology Corp.	142,852	8,134,519
Total		16,305,278
United Kingdom 14.3%
Dechra Pharmaceuticals PLC	187,717	6,145,757
Diploma PLC	182,137	6,341,589
Halma PLC	195,633	5,400,744
Intermediate Capital Group PLC	328,569	4,959,416
Rightmove PLC	1,021,675	7,111,521
Spirax-Sarco Engineering PLC	31,083	4,563,695
Total		34,522,722
Total Common Stocks (Cost $211,650,942)		234,184,971

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	6,464,288	6,462,995
Total Money Market Funds (Cost $6,461,523)		6,462,995
Total Investments in Securities (Cost $218,112,465)		240,647,966
Other Assets & Liabilities, Net		430,708
Net Assets		$241,078,674
12	Columbia Acorn International SelectSM | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	2,143,192	22,671,300	(18,352,952)	1,455	6,462,995	20	48,428	6,464,288
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn International SelectSM | First Quarter Report 2023	13

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 22.8%
	Shares	Value ($)
International 2.5%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	2,891,659	34,613,162
U.S. Large Cap 15.2%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,922,159	52,667,163
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	2,336,893	52,696,937
Columbia Large Cap Index Fund, Institutional 3 Class(a)	2,251,920	105,457,422
Total		210,821,522
U.S. Mid Cap 2.5%
Columbia Select Mid Cap Value Fund, Institutional 3 Class(a)	2,944,215	35,153,931
U.S. Small Mid Cap 2.6%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	3,184,310	35,313,992
Total Equity Funds (Cost $287,232,555)		315,902,607

Exchange-Traded Equity Funds 2.5%

U.S. Large Cap 2.5%
Columbia Research Enhanced Core ETF(a)	1,462,922	35,130,316
Total Exchange-Traded Equity Funds (Cost $32,634,001)		35,130,316

Exchange-Traded Fixed Income Funds 7.5%

Multisector 7.5%
Columbia Diversified Fixed Income Allocation ETF(a)	5,819,196	103,989,033
Total Exchange-Traded Fixed Income Funds (Cost $115,377,857)		103,989,033

Fixed Income Funds 66.6%
	Shares	Value ($)
Investment Grade 66.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	11,510,852	103,827,883
Columbia Quality Income Fund, Institutional 3 Class(a)	11,351,317	204,891,277
Columbia Short Term Bond Fund, Institutional 3 Class(a)	16,187,334	152,970,307
Columbia Total Return Bond Fund, Institutional 3 Class(a)	3,365,157	102,973,805
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	35,043,602	358,496,044
Total		923,159,316
Total Fixed Income Funds (Cost $1,018,292,932)		923,159,316

Money Market Funds 0.1%

Columbia Short-Term Cash Fund, 4.983%(a),(c)	2,016,664	2,016,260
Total Money Market Funds (Cost $2,016,259)		2,016,260
Total Investments in Securities (Cost: $1,455,553,604)		1,380,197,532
Other Assets & Liabilities, Net		6,332,970
Net Assets		1,386,530,502
14	Columbia Thermostat FundSM | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn® Fund, Institutional 3 Class
	20,526,610	28,341,323	(15,646,106)	2,092,165	35,313,992	—	2,072,525	—	3,184,310
Columbia Contrarian Core Fund, Institutional 3 Class
	30,404,160	41,605,244	(24,360,796)	5,018,555	52,667,163	—	513,657	—	1,922,159
Columbia Corporate Income Fund, Institutional 3 Class
	114,873,896	15,134,495	(31,976,016)	5,795,508	103,827,883	—	(2,958,090)	1,073,427	11,510,852
Columbia Diversified Fixed Income Allocation ETF
	115,127,713	15,198,429	(32,215,498)	5,878,389	103,989,033	—	(3,002,153)	596,584	5,819,196
Columbia Emerging Markets Fund, Institutional 3 Class
	20,889,634	28,574,705	(15,740,931)	889,754	34,613,162	—	1,192,125	—	2,891,659
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	30,435,205	41,470,532	(22,492,260)	3,283,460	52,696,937	—	1,966,534	—	2,336,893
Columbia Large Cap Index Fund, Institutional 3 Class
	61,073,643	83,110,544	(46,642,813)	7,916,048	105,457,422	—	1,701,626	—	2,251,920
Columbia Quality Income Fund, Institutional 3 Class
	230,219,391	33,432,923	(68,356,349)	9,595,312	204,891,277	—	(7,480,137)	2,027,335	11,351,317
Columbia Research Enhanced Core ETF
	20,231,103	27,979,413	(14,444,161)	1,363,961	35,130,316	—	1,169,898	—	1,462,922
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	20,582,824	29,766,266	(15,172,633)	(22,526)	35,153,931	—	1,233,705	95,471	2,944,215
Columbia Short Term Bond Fund, Institutional 3 Class
	172,099,694	26,282,093	(48,465,764)	3,054,284	152,970,307	—	(1,461,487)	1,713,907	16,187,334
Columbia Short-Term Cash Fund, 4.983%
	3,993,005	43,677,544	(45,654,289)	—	2,016,260	—	1,522	62,942	2,016,664
Columbia Total Return Bond Fund, Institutional 3 Class
	114,885,482	14,804,946	(33,046,756)	6,330,133	102,973,805	—	(3,398,683)	780,150	3,365,157
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	401,455,944	58,403,993	(117,016,121)	15,652,228	358,496,044	—	(7,535,315)	2,217,196	35,043,602
Total	1,356,798,304			66,847,271	1,380,197,532	—	(15,984,273)	8,567,012

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Thermostat FundSM | First Quarter Report 2023	15

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Denmark 4.6%
ALK-Abello A/S(a)	111,203	1,725,505
Netcompany Group AS(a)	38,123	1,391,264
Total		3,116,769
Finland 3.2%
Valmet OYJ	66,782	2,167,997
France 3.2%
Edenred	12,071	714,419
Robertet SA	1,490	1,418,765
Total		2,133,184
Germany 12.8%
Amadeus Fire AG	7,451	1,121,691
Eckert & Ziegler Strahlen- und Medizintechnik AG	17,751	802,352
Hypoport SE(a)	3,501	483,445
Jenoptik AG	55,824	1,902,410
Nemetschek SE	19,409	1,339,819
Washtec AG	68,478	3,037,681
Total		8,687,398
Italy 9.7%
Amplifon SpA	63,401	2,197,513
Carel Industries SpA	99,487	2,715,383
Intercos SpA(a)	28,072	405,211
Nexi SpA(a)	155,241	1,261,665
Total		6,579,772
Netherlands 7.2%
Argenx SE(a)	1,726	640,960
BE Semiconductor Industries NV	15,236	1,331,711
IMCD NV	17,885	2,924,482
Total		4,897,153
Norway 0.6%
AutoStore Holdings Ltd.(a),(b)	188,705	407,370
Russian Federation —%
TCS Group Holding PLC GDR(a),(b),(c),(d),(e)	17,858	0
Spain 1.0%
Befesa SA	14,559	661,573
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 18.4%
AddTech AB, B Shares	164,960	3,065,697
Dometic Group AB	112,834	688,994
Hexagon AB, Class B	260,714	3,000,663
Munters Group AB	222,726	2,057,311
Sectra AB, Class B(a)	158,046	2,472,025
Sweco AB, Class B	91,606	1,163,452
Total		12,448,142
Switzerland 6.6%
Belimo Holding AG, Registered Shares	4,442	2,146,938
Inficon Holding AG	945	1,024,858
Kardex Energy AG	5,772	1,255,695
Total		4,427,491
United Kingdom 26.9%
Auto Trader Group PLC	256,649	1,957,641
Dechra Pharmaceuticals PLC	70,801	2,317,988
Diploma PLC	57,250	1,993,313
Genus PLC	33,907	1,205,115
Halma PLC	66,509	1,836,081
Intermediate Capital Group PLC	103,102	1,556,220
Rentokil Initial PLC	192,043	1,403,556
Rightmove PLC	327,432	2,279,139
Safestore Holdings PLC	106,848	1,254,144
Spirax-Sarco Engineering PLC	16,459	2,416,557
Total		18,219,754
United States 4.0%
Inter Parfums, Inc.	18,780	2,671,267
Total Common Stocks (Cost $48,164,101)		66,417,870

16	Columbia Acorn European FundSM | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2023 (Unaudited)
Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(f),(g)	981,623	981,427
Total Money Market Funds (Cost $981,132)		981,427
Total Investments in Securities (Cost $49,145,233)		67,399,297
Other Assets & Liabilities, Net		261,804
Net Assets		$67,661,101
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $407,370, which represents 0.60% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
TCS Group Holding PLC GDR	01/22/2021—03/02/2021	17,858	784,598	—

(e)	Valuation based on significant unobservable inputs.
(f)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	1,602,880	5,392,560	(6,014,274)	261	981,427	123	17,255	981,623
Abbreviation Legend
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn European FundSM | First Quarter Report 2023	17

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT110_12_N01_(05/23)